Other long-term liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Other long-term liabilities
Schedule of other long-term liabilities

	As at December 31, 2015	As at December 31, 2016

Payables for purchase of property and equipment	31,152	37,126
Accrued interests	25,810	51,112
Deferred government grants	16,268	14,051
Others	5,775	9,417

Total	79,005	111,706